Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2018
Leasehold improvements [Member]
Property and equipment estimated useful lives, description	Shorter of estimated lease term or 10 years
Furniture and fixtures [Member]
Property and equipment estimated useful lives	7 years
Computer equipment and software [Member]
Property and equipment estimated useful lives	5 years